Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes
Summary of Significant Accounting Policies

Note 2:  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, embedded derivatives, deferred tax asset valuation reserves, and claim and policy benefit reserves are most affected by the use of estimates and assumptions.

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. The Company’s life and health segment includes individual and group life policies that the Company no longer actively markets. The annuities segment includes its single premium deferred annuity contracts and flexible premium deferred variable annuity contracts which the Company began selling in 2013 and 2016, respectively. See Note 7, Reinsurance, for information on the Company’s reinsurance and ceding agreements, which impact the financial statement presentation of these segments.

Investments

Debt securities: Investments in debt securities are classified as available for sale and are carried at fair value.  A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components.  The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive loss.  If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of stockholder’s equity.

Policy loans:  The Company allocated $1,628 and $1,882 of policy loans to CMFG Life as of December 31, 2016 and 2015, respectively, as payment related to the 2012 reinsurance agreement and the 2015 amendment (See Note 7). As a result of the 2015 amendment, all policy loans are allocated to CMFG Life.

Net investment income:  Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income.  Prepayment assumptions for loan backed bonds and structured securities are based on industry averages or internal estimates.  Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method.  Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses:  Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

Derivative Financial Instruments

The Company issues single premium deferred annuity and flexible premium deferred variable annuity contracts that contain embedded derivatives.  Derivatives embedded within non-derivative host contracts are separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument.  Such embedded derivatives are recorded at fair value, and they are reported as part of assets on deposit and policyholder account balances in the balance sheets, with the change in the value being recorded in net realized investment gains.  See Note 3, Investments-Embedded Derivatives for additional information.

Changes in the fair value of the embedded derivative in assets on deposit offset changes in the fair value of the embedded derivative in policyholder account balances; both of these changes are included in net realized investment gains and are ceded as part of the ceding and reinsurance agreements. Accretion of the interest on assets on deposit offsets accretion of the interest on the host contract; both of these amounts are included in interest credited on policyholder account balances and are ceded as part of the ceding and reinsurance agreements.

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less.  The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s statement of cash flows.

Recognition of Insurance Revenue and Related Benefits

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Policies not subject to significant mortality or longevity risk, such as the Company’s single premium deferred annuity and flexible premium deferred variable annuity contracts, are considered investment contracts. Amounts collected on these products, with the exception of the variable annuity component of the flexible premium deferred variable annuity, are recorded as increases in policyholder account balances. The variable annuity component of the flexible premium deferred variable annuity meets criteria for separate account reporting and therefore is recorded in separate account assets and liabilities. Revenues from investment contracts principally consist of net investment income and contract charges such as expense and surrender charges.  Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.  Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues and expenses are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Other Income / Operating and Other Expenses

Other income in 2016 and 2015 includes the legal settlements received on structured security investments that had previously been sold. Operating and other expenses in 2016 and 2015 include legal expenses related to the settlements received.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of life insurance policies, all DAC has been fully amortized as of December 31, 2016 and 2015 and there was no amortization expense in 2016, 2015 or 2014.

Acquisition costs on the Company’s single premium deferred annuity and flexible premium deferred variable annuity contracts are reimbursed through a ceding commission by CMFG Life, which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7, Reinsurance for additional information on this agreement.

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims.  Estimates for future payments on incurred claims are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in the liability for future benefits.  There was no premium deficiency in 2016, 2015 or 2014.

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  The average credited rate was 4.5% in 2016, 2015 and 2014.  The future minimum guaranteed interest rate during the life of the contracts is 4.5%.

The single premium deferred annuities and risk control accounts of the flexible premium deferred variable annuities are included in policyholder account balances. These products have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%.  The Secure and Growth Accounts both have credited interest rate caps that vary based on the issuance date of the contract.  Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index (reference index) during that contract year. For the single premium deferred annuity, the Company offers one reference index, which is the S&P 500 Index. For the flexible premium deferred variable annuity, the Company offers two reference indices, which are the S&P 500 Index and the MSCI EAFE Index. Policyholders are able to allocate funds in both the Secure and Growth Accounts for the available indices. At the end of the initial index term, only the Secure Account is available as an option to the policyholder.  The average annualized credited rate for the single premium deferred annuity was 1.63%, 1.65% and 1.10% in 2016, 2015 and 2014, respectively. The average annualized credited rate for the risk control accounts of the flexible premium deferred variable annuity was 1.12% in 2016.

Accounts Payable and Other Liabilities

The Company issues the single premium deferred annuity contracts on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts.  Premiums and insurance claims and benefits in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded to other companies under such reinsurance contracts.  Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables along with certain ceded policyholder account balances, which include mortality risk.  A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies.

Assets on Deposit

Assets on deposit represent the amount of policyholder account balances related to the single premium deferred annuity and risk control accounts of the flexible premium deferred variable annuity contracts (investment-type contracts) that are ceded to CMFG Life.  These investment-type contracts are accounted for on a basis consistent with the accounting for the underlying contracts.  Since the related product is an investment-type contract, the Company accounts for the reinsurance of these contracts using the deposit method of accounting consistent with the terms of the ceding agreement.  The related contract charges and interest credited to policyholder account balances in the statements of operations and comprehensive income (loss) are reported net of the amounts ceded under the agreement. See Note 7 for a further discussion of the ceding agreement.

Separate Accounts

Separate accounts represent customer accounts related to the variable annuity component of the flexible premium deferred variable annuity contracts issued by the Company, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk.

Contract holders are able to invest in investment funds managed for their benefit. All of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission as of December 31, 2016.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders’ claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company’s statements of operations and comprehensive income (loss).

Charges made by the Company to the contract holders’ balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

Income Taxes

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.  Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities.  The Company records current tax benefits and deferred tax assets utilizing a benefits-for-loss approach.  Under this approach, current benefits are realized and deferred tax assets are considered realizable by the Company when realized or realizable by the consolidated group of which the Company is a member even if the benefits would not be realized on a stand-alone basis.  The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized by the consolidated group.  Deferred income tax assets can be realized through future earnings, including, but not limited to, the generation of future income, reversal of existing temporary differences and available tax planning strategies.

The Company is subject to tax-related audits.  These audits may result in additional tax assets or liabilities.  In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the financial statements within net deferred tax assets or liabilities or federal income taxes recoverable or payable.

Accounting Standards Updates Pending Adoption

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard, Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The new standard will supersede nearly all existing revenue recognition guidance by establishing a five step, principles-based process; however, it will not impact the accounting for insurance contracts, leases, financial instruments, and guarantees. For those contracts that are impacted by the new guidance, ASU 2014-09 will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In July 2015, the FASB approved the deferral of ASU 2014-09 for one year, and it is effective for annual and interim reporting periods beginning in 2018 for public business entities and 2019 for others. Early adoption in 2017 will be permitted. Because the Company does not have revenue in the scope of ASU 2014-09, adoption of the new standard will have no impact.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Liabilities (“ASU 2016-01”), effective in 2018. The new standard will require equity investments to be measured at fair value, consistent with the current presentation, with changes in fair value recognized in net income rather than in other comprehensive income (loss). ASU 2016-01 includes other provisions which will not have a significant impact on the Company.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2021 for others. The new standard changes the impairment model for many financial instruments measured at amortized cost.  Further, impairment losses on available-for-sale debt securities will be recorded as an allowance, rather than a reduction in the amortized cost of the securities.  The Company is currently evaluating the impact of ASU 2016-13 on its financial statements.